Financial Instruments and Related Risk Management - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Foreign Currency Derivatives [Member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value net FX currency derivative assets	$ 14	$ 2
Interest Rate Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Notional amount, cash flow hedges on our interest rate derivative contracts	$ 680
Industrial and Feed Customers [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit period	30 days
Commodity price risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum period for fixed price natural gas hedges	10 years
Bottom of range [Member] | Wholesale Fertilizer Customers [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit period	15 days
Bottom of range [Member] | Retail Customer [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit period	30 days
Bottom of range [Member] | Customer [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit review frequency period	12 months
Top of range [Member] | Wholesale Fertilizer Customers [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit period	30 days
Top of range [Member] | Export Sales Customers [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit period	180 days
Top of range [Member] | Retail Customer [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit period	360 days
Top of range [Member] | Customer [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit review frequency period	24 months
Current Range [Member] | Third Parties Potash Nitrogen Phosphate [Member] | Receivables from Customers[Member] | Potash, Nitrogen, Phosphate, Segment [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	92.00%
Current Range [Member] | Third Parties - Retail [Member] | Receivables from Customers[Member] | Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	76.00%
Current Range [Member] | Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	81.00%
30 days or less past due [Member] | Potash, Nitrogen, Phosphate, Segment [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	8.00%
30 days or less past due [Member] | Third Parties - Retail [Member] | Receivables from Customers[Member] | Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	15.00%
30 days or less past due [Member] | Nutrien Financial [Member] | Receivables from Customers[Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	9.00%
31 - 90 days past due [Member] | Receivables from Customers[Member] | Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	4.00%
31 - 90 days past due [Member] | Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	4.00%
Greater than 90 days past due [Member] | Receivables from Customers[Member] | Retail [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	5.00%
Greater than 90 days past due [Member] | Nutrien Financial [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	6.00%